Notes Related to the Consolidated Statements of Financial position - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2016 EUR (€)	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2015 EUR (€) € / shares shares	Dec. 31, 2014 shares	Dec. 31, 2012 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment held under finance leases		€ 116,000		€ 203,000	€ 143,000
Rental for premises		234,000		132,000	97,000
Trade and other receivables		76,000		218,000	424,000
Prepayments relate to D&O insurance		373,000
Prepayments relate to purchase order		570,000
Current accounts		174,525,000		10,600,000	20,200,000
Term deposits		€ 11,000,000		€ 27,000,000	€ 25,400,000
Notice period for availability of term deposits		32 days	32 days	32 days	32 days
Maturities of term deposit		January 1st, 2019	January 1st, 2019
Number of shares fully paid up | shares		17,937,559		8,732,648	7,924,611	6,882,761
Nominal value | € / shares		€ 0.10		€ 0.10	€ 0.10
Costs of issuing ordinary shares		€ 16,722,000
Potential shares issued | shares		865,760	865,760	626,000	455,330
Number of treasury shares held | shares		2,500
Dispute settlement		€ 81,000
Residual conditional advance		23,000
Reimbursement	€ 104,000
Bank loan received		1,534,000		€ 1,480,000
Increase in trades and other payables		3,243,000		1,160,000	€ 1,588,000
Accruals		1,919,000
Share-based payments		1,120,000		758,000	2,387,000
Directors and other key management personnel [member]
Disclosure of detailed information about property, plant and equipment [line items]
Wages		2,402,000
Share-based payments		1,120,000
Pancreas project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Conditional advance granted by BPI France		735,000
GR-SIL project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Conditional advance granted by BPI France		135,000
Reimbursement of conditional advance	23,000
Reimbursement of conditional advance related subsidy to settle dispute	€ 81,000
Tedac project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Conditional advance granted by BPI France		4,895,052
Reimbursement of conditional advance related subsidy to settle dispute		1,455,000
Repayment of conditional advance		1,181,000
Amount upon achieving cumulative sales		€ 5,281,000
Percentage of annuity equal to income generated through the sale of intellectual property rights		50.00%	50.00%
Conditional advance repayment limit		€ 5,300,000
Tedac project [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Repayment of conditional advance		10,000,000
Tedac project [member] | Signature of agreement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Conditional advance received							€ 62,607
Tedac project [member] | Milestones four [member]
Disclosure of detailed information about property, plant and equipment [line items]
Conditional advance received		1,118,735
Tedac project [member] | June thirty of first year in which cumulative sales condition is achieved [member]
Disclosure of detailed information about property, plant and equipment [line items]
Repayment of conditional advance		500,000
Tedac project [member] | June thirty of second year in which cumulative sales condition is achieved [member]
Disclosure of detailed information about property, plant and equipment [line items]
Repayment of conditional advance		750,000
Tedac project [member] | June thirty of third year in which cumulative sales condition is achieved [member]
Disclosure of detailed information about property, plant and equipment [line items]
Repayment of conditional advance		1,500,000
Tedac project [member] | June thirty of fourth year in which cumulative sales condition is achieved [member]
Disclosure of detailed information about property, plant and equipment [line items]
Repayment of conditional advance		2,531,000
Tedac project [member] | Second phase [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount upon achieving cumulative sales		60,000,000
Conditional advance repayment limit		€ 15,000,000
Percentage of payment through the sale of intellectual property rights		2.50%	2.50%
Conditional advance repayment term		15 years	15 years
Pancreas project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Conditional advance payment | $			$ 260,000
Rental expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Rental for premises		€ 168,000		€ 132,000	€ 97,000
Societe Generale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bank loan received		€ 1,900,000
Interest rate		0.40%
Repayment terms		36	36
Bank loan repayable percentage		100.00%	100.00%